Note 12 - Income Taxes - Income Tax Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
U.S. Federal, Current Income Tax Expense (Benefit)	$ 726	$ 14,163	$ 0
U.S. Federal, Deferred Income Tax Expense (Benefit)	(726)	(49,281)	0
U.S. Federal, Net Income Tax Expense (Benefit)	0	(35,118)	0
State, Current Income Tax Expense (Benefit)	(5,805)	18,467	(5,438)
State, Deferred Income Tax Expense (Benefit)	0	0	0
State, Income Tax Expense (Benefit)	(5,805)	18,467	(5,438)
Total Current Income Tax Expense (Benefit)	(5,079)	32,630	(5,438)
Total Deferred Income Tax Expense (Benefit)	(726)	(49,281)	0
Total Net Income Tax Expense (Benefit)	$ (5,805)	$ (16,651)	$ (5,438)